ALAMEDA CONTRA-COSTA MEDICAL ASSOCIATION
COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS





FINANCIAL STATEMENTS

for the years ended December 31, 1995 and 1994

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
ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 1995

ASSETS                      International  Growth     Value        Balanced   Long-          Short-        Money Market
                            Value Equity   Equity     Equity                  Intermediate   Intermediate
                                                                              Fixed Income   Fixed Income
Investments, at cost          982,742      2,856,529  17,812,987   2,816,346  4,349,637      5,922,142     2,377,485

Investments, at value         989,423      3,354,406  20,267,575   3,470,332  4,771,393      5,994,197     2,384,947
Receivable-units sold          10,000         11,228      19,466       3,248     10,592         33,233       156,731
Accrued dividends
 and interest receivable            0          2,853      36,109      23,222     54,019         90,909        30,457
                            _________      _________   _________   _________  _________      _________     _________

      Total assets            999,423      3,368,487  20,323,150   3,496,802  4,776,004      6,118,339     2,572,135

LIABILITIES AND
NET ASSETS

Accrued expenses:
 Administration fees              446          5,812       34,589      5,947      8,054         10,382         4,141
 Professional fees                402          1,478        8,148      1,363      1,790          2,441           941
Payable-securities purchase   193,217              0            0          0          0              0             0
Payable-redemption of units         0              0            0          0     43,748         33,000         1,288
                            _________      _________   __________  _________  _________      _________     _________
Total liabilities             194,605          7,290       42,737      7,310     53,592         45,823         6,370

Net assets                    805,358      3,361,197   20,280,413  3,489,492  4,722,412      6,072,516     2,565,765

Units outstanding              79,824        235,552      170,135     76,005     83,031        290,526        58,275

Net asset value per unit        10.09          14.27       119.20      45.91      56.88          20.90         44.03

NET ASSETS COMPOSED OF:
Paid-in capital               798,343      2,622,322   10,665,732  2,162,839  2,725,926      4,397,070     1,345,533
Accumulated undistributed
net investment income
(loss)                            334        (59,244)   1,130,965    456,346  1,470,762      1,533,522     1,274,080
Accumulated undistributed
net realized gains
(losses)                            0        300,242    6,029,128    216,321    163,968         69,869       (61,310)
Unrealized appreciation
(depreciation) on
investments                     6,681        497,877    2,454,588    653,986    361,756         72,055         7,462
                            _________      _________   __________  _________  _________      _________     _________
Net assets at value           805,358      3,361,197   20,280,413  3,489,492  4,722,412      6,072,516     2,565,765

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ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS

December 31, 1995


INTERNATIONAL EQUITY PORTFOLIO                  Shares          Value
Cash and Cash Equivalents (50.49%)

  Wells Fargo Money Market Fund                 499,528        499,528
  (cost 499,528)

Common Stocks (49.51%):

  Consumer Staples (4.14%):

    Compagnie General Des Eaux                      800         15,995
    Nestle SA ADR                                   450         24,951
                                                                ______
  Health (3.16%):                                               40,946

    Astra AB ADR B                                   400        15,874
    CIBA Geigy A G                                   350        15,437
                                                                ______
  Consumer Durables (5.72%):                                    31,311

    Nippondenso Ltd                                  200        14,968
    Toyota Motor Corp                                400        16,900
    Volvo AB ADR B                                 1,200        24,713
                                                                ______
  Services (1.63%):                                             56,581

    Waste Mgmt Intl Plc                            1,500        16,125 <F1>

  Process Industry (5.23%):

    Hoechst A G                                      200        27,179
    Repola Oy                                      1,300        24,550
                                                                ______
  Consumer Discretionary (9.49%):                               51,729

    Amway Japan Ltd                                  800        16,700
    News ADR PFD A                                   850        16,362
    Nintendo Ltd                                   1,650        15,696
    Rank Organisation Pub Ltd                      1,200        17,550
    Sony Corp ADR                                    450        27,619
                                                                ______
                                                                93,927
PAGE

SCHEDULE OF INVESTMENTS, continued

December 31, 1995

INTERNATIONAL EQUITY PORTFOLIO, continued

Common Stocks, continued

  Producer/Manufacturing (4.37%):

    Cable and Wireless Pub Ltd                       750        15,844
    Siemens A G ADR                                  250        27,423
                                                                ______
  Technology (4.04%):                                           43,267

    Hitachi Limited ADR                              250        25,125
    Matsushita Elec Indl                              90        14,805
                                                                ______
  Energy (2.41%):                                               39,930

    ELF Aquataine ADR                                650        23,887

  Telecommunications (1.68%):

    Alcatel Alsthom                                  950        16,625

  Financial (5.23%):

    Den Danske Bank AF 1871 AK                       250        17,278
    Intl Nederlanden Groep                           250        16,719
    Yasuda Tr and Bkg Ltd                            300        17,770
                                                                ______
  Utilities (2.41%):                                            51,767

    National Power Plc                               850        23,800
                                                               _______

Total Common Stocks (cost 483,214)                             489,895
                                                               _______


Total Investments held (cost 982,742)                          989,423

<F1>
non income producing security

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ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued

December 31,1995


GROWTH EQUITY PORTFOLIO                         Shares         Value
Cash and Cash Equivalents (1.24%)

  Wells Fargo Money Market Fund                 41,502        41,502
  (cost 41,502)

Common Stocks 98.76%:

  Automotive (2.77%):

    Magna International Inc                      2,150        92,988

  Publishing and Advertising (2.18%):

    Houghton Mifflin Co                          1,700        73,100

  Drugs, Medical Supplies (8.42%):

    Elan PLC ADR                                 2.500       121,563 <F1>
    Forest Labs Inc                              1,700        76,925 <F1>
    Owens and Minor Inc New                      6,600        84,150
                                                             _______
  Entertainment and Leisure (2.76%):                         282,638

    Circus Circus Enterprise Inc                 3,325        92,684 <F1>

  Retailing (9.60%):

    Circuit City Sotres Inc                      2,800        77,350
    Dollar Gen Corp                              3,375        70,031
    Heilig Meyers Co                             4,700        86,363
    Pep Boys Manny Moe and Mack                  3,450        88,406
                                                             _______
  Business Services (1.97%):                                 322,150

    Sensormatic Electrics Corp                   3,805        66,112

  Other Consumer Services (1.29%):

    Franklin Quest Co                            2,230        43,485 <F1>

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SCHEDULE OF INVESTMENTS, continued

December 31, 1995

GROWTH EQUITY PORTFOLIO, continued

Common Stocks (98.76%), continued

  Business Equipment (6.69%):

    Cisco Sys Inc                                1,850       138,056 <F1>
    Sequent Computer Sys Inc                     5,950        86,275 <F1>
                                                             _______
  Electronics (9.78%):                                       224,331

    International Rectifier Corp                 5,200       130,000 <F1>
    Molex Inc                                    3,437       105,258
    Texas Instruments                            1,800        92,700
                                                             _______
  Specialty Equipment (4.19%):                               327,958

    American Power Conversion Corp Com           6,000        57,000 <F1>
    Novellus Systems Inc                         1,550        83,700 <F1>
                                                             _______
  Software (6.53%):                                          140,700

    Informix Corp                                3,350       100,500 <F1>
    Mentor Graphics Corp                         6,500       118,625 <F1>
                                                             _______
  Telecommunications (7.85%):                                219,125

    Nokia Corp                                   3,150       122,850
    US Robotics Corp                             1,600       140,400
                                                             _______
  Electrical Equipment (7.46%):                              263,250

    Solectron Corp                               2,940       129,728 <F1>
    Symbol Technologies Inc                      3,050       120,475 <F1>
                                                             _______
  Machinery (2.27%):                                         250,203

    Wabash National Corp                         3,400        76,075

  Banking and Credit (3.50%):

    MBNA Corp                                    3,180       117,262

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SCHEDULE OF INVESTMENTS, continued

December 31, 1995

GROWTH EQUITY PORTFOLIO, continued

Common Stocks (98.76%), continued

  Finance and Insurance (16.30%):

    Cincinnati Financial Corp                    1,596       104,139
    Equitable Cos Inc                            4,800       115,200
    Green Tree Financial                         3,880       102,335
    MBIA Inc                                     1,450       108,750
    Mercury Finance Co                           8,775       116,269
                                                             _______
  Airlines (2.37%):                                          546,693

    Southwest Airlines Co                        3,450        79,350

  Telephone (2.83%):

    Telephone and Data Sys Inc                   2,400        94,800
                                                           _________

Total Common Stocks (cost 2,815,027)                       3,312,904
                                                           _________

Total invesmtnets held (cost 2,856,529)                    3,354,406

<F1>
non income producing security

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
ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued

December 31, 1995

VALUE EQUITY PORTFOLIO                          Shares          Value
Cash and Cash Equivalents (6.18%)

  Wells Fargo Money Market Fund                 1,252,300       1,252,300
  (cost 1,252,300)

Common Stocks 93.82%:

  Energy (1.87%):

    Occidental Petroleum Corp                       5,800         123,975
    Kerr-McGee Corp                                 1,600         101,600
    USX-Marathon Group                              7,900         154,050
                                                                  _______
  Industrial (3.13%):                                             379,625

    Fluor Corp                                      9,600         633,600

  Producer Manufacturing (5.15%):

    Cummins Engine Co Inc                          15,800         584,600
    Johnson Controls Inc                            4,600         316,250
    Philips Elec N V New York Shs                   4,000         143,500
                                                                _________
  Process Industries (.48%):                                    1,044,350

    Union Carbide Corp                              2,600          97,500

  Distributors (3.41%):

    Alco Standard Corp                              4,000         182,500
    Rykoff-Sexton Inc                               4,000          70,000
    Sysco Corp                                     13,500         438,750
                                                                  _______
  Technology (9.38%):                                             691,250

    SCI Systems                                     3,400         105,400 <F1>
    United Technologies Corp                        6,300         597,713
    Digital Equipment Corp                         10,400         666,900 <F1>
    Gateway 2000 Inc                                8,000         196,000 <F1>

SCHEDULE OF INVESTMENTS, continued

December 31, 1995

VALUE EQUITY PORTFOLIO, continued

Common Stocks (93.82%), continued

  Technology (9.38%):, continued

    Arrow Electronics Inc                           5,700         245,100 <F1>
    Avnet Inc                                       2,000          89,500
                                                                _________
  Health Services (2.11%):                                      1,900,613

    Bergen Brunswig Corp CL-A                       8,200         203,975
    Cardinal Health Inc                             4,100         224,475
                                                                  _______
  Consumer (7.15%):                                               428,450

    Conagra Inc                                     9,800         404,250
    Honda Motor Ltd                                 5,700         237,975
    IBP Inc                                         5,200         262,600
    Polaroid Corp                                  11,500         544,812
                                                                _________
  Retail (19.95%):                                              1,449,637

    American Stores                                19,700         526,975
    Eckerd Corp                                     7,700         343,613 <F1>
    Fingerhut Co Inc                               15,800         219,225
    Giant Foods Inc Cl-A                            3,200         100,800
    Kroger Co                                      16,200         605,475 <F1>
    Rite Aid Corp                                   6,800         232,900
    Safeway Inc                                    11,900         612,850 <F1>
    Smiths Food and Drug CL-B                       3,200          80,800
    Super Value Stores                             13,000         409,500
    Vons Co Inc                                     4,600         129,950 <F1>
    Walgreen Co                                     5,900         176,262
    Winn Dixie Stores Inc                          16,400         604,750
                                                                _________
  Air Transportation (3.35%):                                   4,043,100

    Federal Express Co                              5,200         384,150 <F1>
    KLM Royal Dutch Airline ADR                     5,800         204,450
    United Airlines                                   500          89,250 <F1>
                                                                  _______
  Finance and Insurance (2.90%):                                  677,850

    Bear Stearns Co Inc                             4,900          97,388
    Great Western Financial                         3,800          96,425
PAGE

SCHEDULE OF INVESTMENTS, continued

December 31, 1995

VALUE EQUITY PORTFOLIO, continued

Common Stocks (93.82%), continued

  Finance and Insurance (2.90%):, continued

    National City Corp                              3,000          99,375
    Southtrust Corp                                 3,800          97,375
    USF&G Corp                                      5,700          96,187
    Washington Mutual Insurance                     3,500         101,063
                                                                  _______
  Utilities (34.94%):                                             587,813

    Alleghany Power System                          8,000         229,000
    American Electric Power Co Inc                 13,600         550,800
    Coastal Corp                                    6,300         233,100
    Columbia Gas System Inc                         5,000         219,375 <F1>
    Central & Southwest Corp                       14,500         404,187
    Cipsco Inc                                      5,900         230,100
    CMS Energy Corp                                10,600         316,675
    Detroit Edison Co                              17,500         603,750
    FPL Group Inc                                  13,800         639,975
    Illinova Corp                                  21,000         630,000
    Ohio Edison co                                 21,800         512,300
    Pacific Gas & Electric                          6,700         190,113
    Panhandle Eastern Corp                          4,100         114,287
    Pinnacle West Capital Corp                     21,600         621,000
    Public Service Co of Colorado                  11,500         406,813
    SCE Corp                                       15,000         264,375
    Unicom Corp                                    19,500         638,625
    Western Resources Inc                           8,300         277,012
                                                                _________
                                                                7,081,487

Total Common Stocks (cost 16,560,687)                          19,015,275
                                                               __________

Total investments held (cost 17,812,987)                       20,267,575

<F1>
non income producing security

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
ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued

December 31, 1995

BALANCED PORTFOLIO                              Shares          Value
Cash and Cash Equivalents (9.41%)

  Wells Fargo Money Market Fund                 326,383         326,383
  (cost 326,383)

Common Stocks 59.68%:

  Automotive (.83%):

    Ford Motor                                    1,000          28,875

  Basic Industry (2.06%):

    Caterpiller Inc                                 500          29,375
    Champion International                        1,000          42,000
                                                                 ______
  Capital Goods (6.11%):                                         71,375

    Black & Decker                                2,000          70,500
    General Electric                              1,000          72,000
    Minnesota Mining                                600          39,825
    WMX Technologies                              1,000          29,750
                                                                _______
  Chemical (1.26%):                                             212,075

    Cytec                                           142           8,857 <F1>
    E I Dupont                                      500          34,938
                                                                 ______
  Consumer (6.28%):                                              43,795

    Gillette                                      2,000         104,250
    H J Heinz                                     1,500          49,688
    Sara Lee                                      2,000          64,000
                                                                _______
  Energy and Transportation (5.70%):                            217,938

    American President Lines                      2,000          46,000
    Chevron                                       1,000          52,375
    Mobil Oil Corp                                  300          33,525
    Union Pacific                                 1,000          66,000
                                                                _______
                                                                197,900

SCHEDULE OF INVESTMENTS, continued

December 31, 1995

BALANCED PORTFOLIO, continued

Common Stocks (59.68%), continued

  Entertainment and Leisure (3.39%):

    Walt Disney                                   2,000          117,750

  Drugs, Medical Supplies (7.46%):

    American Home Products                          500           48,500
    Amgen                                         2,000          118,750 <F1>
    Bristol Myers                                   500           42,938
    Warner Lambert                                  500           48,562
                                                                 _______
  Finance and Insurance (9.01%):                                 258,750

    Aetna Life                                    1,000           69,250
    American Express                              2,000           82,750
    Bank America Corp                             1,000           64,750
    H & R Block                                   1,000           40,500
    Paine & Webber                                1,000           20,000
    Salomon Inc                                   1,000           35,375
                                                                 _______
  Media (1.31%):                                                 312,625

    Media General                                 1,500           45,562

  Retailers (3.02%):

    GAP                                           1,000           42,000
    Price Costco                                  2,695           41,099 <F1>
    Toys-R-Us                                     1,000           21,750 <F1>
                                                                 _______
  Technology (7.20%):                                            104,849

    Apple Computer                                1,000           31,875
    EMC Corp                                      2,000           30,750 <F1>
    Intel                                           500           28,375
    Oracle                                        1,000           42,375 <F1>
    Sun Microsystems                              2,000           91,250 <F1>
    Teradyne                                      1,000           25,125 <F1>
                                                                 _______
                                                                 249,750

SCHEDULE OF INVESTMENTS, continued

December 31, 1995

BALANCED PORTFOLIO, continued

Common Stocks (59.68%), continued

  Telephone (3.79%):

    AT&T                                          1,000           64,750
    Bell Atlantic                                 1,000           66,875
                                                                 _______
  Telecommunications (2.26%):                                    131,625

    MCI Communications                            3,000           78,375
                                                               _________

Total Common Stocks (cost 1,480,098)                           2,071,244
                                                               _________

Corporate Debt Securities (18.75%):

  Financial (3.22%):

    Merrill Lynch                               100,000          111,942

  Industrial (9.40%):

    BP Amer, 9.375%, due 11-01-00               100,000          114,986
    IBM, 7.250%, due 11-01-02                   100,000          106,159
    North Telecom, 6.875%, due 10-01-02         100,000          104,895
                                                                 _______
  International (6.13%):                                         326,040

    Quebec Province, 7.500%, due 07-15-02       100,000          107,036
    ELF Aquataine, 7.750%, due 05-01-99         100,000          105,561
                                                                 _______
                                                                 212,597

Total Corporate Debt Securities                                  650,579
(cost 609,427)                                                   _______

SCHEDULE OF INVESTMENTS, continued

December 31, 1995

BALANCED PORTFOLIO, continued

U.S. Gov't & Agency Obligations (12.16%):

  U.S. Treasury Notes:
    7.125%, due 10-15-98                        200,000          209,626
    7.250%, due 02-15-98                        100,000          103,969
    7.750%, due 12-31-99                        100,000          108,531
                                                               _________

Total U. S. Government (cost 400,438)                            422,126
                                                               _________


Total investments held  (cost 2,816,346)                       3,470,332

<F1>
non income producing security

PAGE
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
ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued

December 31, 1995

LONG-INTERMEDIATE FIXED INCOME PORTFOLIO        Shares          Value
Cash and Cash Equivalents (11.15%)

  Wells Fargo Money Market Fund                 525,472         525,472
  (cost 525,472)

Corporate Debt Securities (12.03%):

  Industrial (12.03%):

    Atlantic Richfield Mtn, 8.550%,
       due 03-01-12                             150,000         180,924
    Boeing Co DEB, 7.250%, due 06-15-25         150,000         162,214
    Caterpillar Mtn, 8.100%, due 01-15-04       100,000         111,351
    WalMart Stores Inc, 8.625%, due 04-01-01    100,000         112,014
                                                              _________

Total Corporate Debt Securities                                 566,503
(cost 508,489)                                                _________


U.S. Gov't & Agency Obligations (76.82%):

  U.S. Treasury Obligations (42.09%)
   Bonds:
    7.250%, due 05-15-16                        700,000         799,316
    7.875%, due 02-15-21                        100,000         122,969

   Notes:
    5.875%, due 02-15-04                        100,000         102,000
    6.375%, due 01-15-99                        400,000         412,252
    6.375%, due 08-15-02                        100,000         104,938
    7.750%, due 02-15-01                        400,000         441,500
                                                              _________
                                                              1,982,975
  Federal Home Loan Mortgage Notes (6.23%):
    8.000%, due 03-15-20                         93,263          94,021
    7.500%, due 02-01-25                        190,826         195,655
    10.500%, due 02-01-01                         3,565           3,753
                                                                _______
                                                                293,429

SCHEDULE OF INVESTMENTS, continued

December 31, 1995

LONG-INTERMEDIATE FIXED INCOME PORTFOLIO, continued

U.S. Gov't & Agency Obligations (76.82%):
continued

  Federal National Mortgage Association
  Pooled Notes (13.85%):
    9.000%, due 11-01-04                         20,556          21,623
    6.000%, due 11-01-23                        232,801         225,016
    6.500%, due 11-01-25                        249,703         246,737
    8.500%, due 04-25-18                         30,267          30,664
    7.950%, due 12-25-19                        126,227         128,553
                                                                _______
  Government National Mortgage                                  652,593
  Association Pooled Notes (14.65%):
    7.500%, due 05-15-07                         58,324          59,965
    7.500%, due 07-15-07                         48,345          49,704
    11.000%, due 07-15-15                        10,868          12,268
    12.000%, due 06-15-15                         1,315           1,516
    9.500%, due 09-15-19                         29,576          31,729
    9.000%, due 12-15-19                         47,708          50,526
    7.500%, due 12-15-23                        230,391         236,870
    6.500%, due 11-15-09                        245,618         247,843
                                                                _______
                                                                690,421

Total U.S. Government (cost 3,315,677)                        3,619,418
                                                              _________

Total investments held (cost 4,349,637)                       4,711,393

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
ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued

December 31, 1995
SHORT-INTERMEDIATE FIXED INCOME PORTFOLIO       Shares          Value
Cash and Cash Equivalents (3.25%)

  Wells Fargo Money Market Fund                 194,981         194,981
  (cost 194,981)

Corporate Debt Securities (15.21%):

  Financial (9.25%):

    AVCO Finl, 7.500%, due 11-15-96             100,000         101,658
    Beneficial Mtn, 6.120%, due 08-27-97        100,000         100,899
    Household Fin, 7.500%, due 03-15-97         100,000         102,249
    World S&L Mtn, 4.850%, due 04-01-96         250,000         249,620
                                                                _______
  Industrial (4.27%):                                           554,426

    Hertz Corp, 6.700%, due 06-15-02            150,000         154,286
    Waste Mgmt, 7.875%, due 08-15-96            100,000         101,330
                                                                _______
  Utility (1.69%):                                              255,616

    Pacific Gas and Electric,
       7.140%, due 12-02-96                     100,000         101,406
                                                                _______

Total Corporate Debt Securities                                 911,448
(cost 898,215)                                                  _______

U.S. Gov't & Agency Obligations (81.54%):

  U.S. Treasury Notes (71.66%):
    5.125%, due 12-31-98                        200,000         199,250
    5.750%, due 08-15-03                        250,000         253,203
    4.750%, due 08-31-98                        250,000         246,953
    5.125%, due 04-30-98                        750,000         748,125
    5.500%, due 07-31-97                        250,000         251,095
    5.750%, due 10-31-97                        550,000         555,159
    6.000%, due 10-15-99                        500,000         511,720
    6.250%, due 01-31-97                        750,000         758,205
    6.375%, due 01-15-99                        400,000         412,252
    6.750%, due 05-31-99                        100,000         104,406
    6.875%, due 03-31-97                        250 000         255,000
                                                              _________
                                                              4,295,368

SCHEDULE OF INVESTMENTS, continued

December 31, 1995

SHORT-INTERMEDIATE FIXED INCOME PORTFOLIO, continued

U.S. Gov't & Agency Obligations (81.54%):
continued

  Federal Home Loan Mortgage Notes (5.79%):
    8.000%, due 03-15-20                         46,632          47,010
    7.500%, due 12-15-05                        192,453         194,196
    7.000%, due 09-01-99                        103,951         105,964
                                                                _______
  Federal National Mortgage Association                         347,170
  Pooled Notes (4.09%):
    6.500%, due 10-01-10                        244,010         245,230
                                                              _________

Total U.S. Government (cost 4,828,946)                        4,887,768
                                                              _________

Total investments held (cost 5,922,142)                       5,994,197

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

SCHEDULE OF INVESTMENTS, continued

December 31, 1995

MONEY MARKET PORTFOLIO                          Shares          Value
Cash and Cash Equivalents (15.87%)

  Wells Fargo Money Market Fund               378,477         378,477
  (cost 378,477)

U.S. Gov't & Agency Obligations (84.13%):

  U.S. Treasury Notes (84.13%):
    5.875%, due 05-31-96                        500,000         501,250
    6.125%, due 07-31-96                        300,000         301,500
    4.625%, due 02-29-96                        250,000         249,765
    5.500%, due 04-30-96                        500,000         500,470
    6.250%, due 01-31-97                        250,000         252,735
    7.500%, due 02-29-96                        200,000         200,750
                                                              _________

Total U.S. Government (cost 1,999,008)                        2,006,470
                                                              _________

Total investments held (cost 2,377,485)                       2,384,947

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS
STATEMENTS OF OPERATIONS
December 31, 1995

NOTE: International Value Equity inception date is November 30, 1995
                            International  Growth     Value        Balanced   Long-          Short-        Money Market
                            Value Equity   Equity     Equity                  Intermediate   Intermediate
                                                                              Fixed Income   Fixed Income
Investment income:
  Interest income               1,182          7,606      95,723      90,446    293,593        371,092       143,411
  Dividend income                   0         23,662     446,151      33,855          0              0             0
  Other income                      0              0      12,364           0          0              0             0
                              _______        _______     _______     _______    _______        _______       _______
Total investment income         1,182         31,268     554,238     124,301    293,593        371,092       143,411

Expenses:
  Investment advisory fees        236         25,140     176,999      17,929     20,475         30,205        13,442
  Administration fees             317         15,474      92,375      14,818     21,002         29,785        12,708
  Custodian fees                  129          6,940      40,798       6,565      9,311         12,878         5,537
  Legal fees                       40          2,063      12,364       1,957      2,791          4,109         1,780
  Audit fees                       31          1,603       9,540       1,517      2,169          3,109         1,341
  Insurance                        20          1,019       5,463         943      1,353          1,926           921
  Printing                          0            246       1,343         221        307            429           180
  Programming                      75            122         773         119        171            259           111
                            _________      _________   __________  _________  _________      _________     _________
Total expenses                    848         52,607     339,655      44,069     57,579         82,700        36,020

Net investment income
 (loss)                           334        (21,339)    214,583      80,232    236,014        288,392       107,391

Realized and unrealized
 gain on investments:
Net realized gain
 on securities sold                 0         75,785    1,690,989      5,492      6,981          1,808        16,730
Realized gain on expired
 written option contracts           0              0            0      1,040          0              0             0
                             ________      _________      _______    _______    _______      _________      ________
Total realized gain
 on investments                     0         75,785    1,690,989      6,532      6,981          1,808        16,730

Unrealized appreciation
 on investments                 6,681        379,367    2,336,498    537,745    452,522        339,459        11,965
                            _________      _________   __________  _________  _________      _________     _________
Net realized and unrealized
 gain on investments            6,681        455,152    4,027,487    544,277    459,503        341,267        28,695
                            _________      _________   __________  _________  _________      _________     _________
Net increase in
net assets resulting
from operations                 7,015        433,813    4,242,070    624,509    695,517        629,659       136,086

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS

for the period from November 30, 1995 (inception) through December 31, 1995


INTERNATIONAL EQUITY PORTFOLIO                              1995
Increase in net assets from operations:

 Net investment income                                        334
 Net unrealized appreciation                                6,681
                                                        _________
  Net increase in net assets
  resulting from operations                                 7,015

Increase in net assets from unitholder
 activity                                                 798,343
                                                        _________

   Total increase in net assets                           805,358

Net assets, beginning of period                                 0
                                                        _________

Net assets, end of period                                 805,358


Undistributed net investment income included in net assets:

  Beginning of period                                           0

  End of period                                               334

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS

for the years ended December 31, 1995 and 1994


GROWTH EQUITY PORTFOLIO                                    1995          1994
Increase (decrease) in net assets from operations:

 Net investment (loss)                                    (21,339)      (18,923)
 Net realized gain                                         75,785       143,213
 Net unrealized appreciation (depreciation)               379,367      (308,736)
                                                         _________     _________
  Net increase (decrease) in net assets
  resulting from operations                               433,813      (184,446)

Increase (decrease) in net assets from unitholder
 activity                                                 388,192      (518,840)
                                                         _________     _________

   Total increase (decrease) in net assets                822,005      (703,286)

Net assets, beginning of year                           2,539,192     3,242,478
                                                        __________    __________

Net assets, end of year                                 3,361,197     2,539,192


Undistributed net investment (loss) included in net assets:

  Beginning of year                                       (37,905)      (18,982)

  End of year                                             (59,244)      (37,905)

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS

for the years ended December 31, 1995 and 1994


VALUE EQUITY PORTFOLIO                                    1995          1994
Increase (decrease) in net assets from operations:

 Net investment income                                    214,583       113,776
 Net realized gain                                      1,690,989     1,456,043
 Net unrealized appreciation (depreciation)             2,336,498    (1,767,727)
                                                         _________   ___________
  Net increase (decrease) in net assets
  resulting from operations                             4,242,070      (197,908)

Increase (decrease) in net assets from unitholder
 activity                                                (786,548)    1,505,251
                                                         _________    __________

   Total increase in net assets                         3,455,522     1,307,343

Net assets, beginning of year                          16,824,891    15,517,548
                                                        __________   ___________

Net assets, end of year                                20,280,413    16,824,891


Undistributed net investment income included in net assets:

  Beginning of year                                       916,382       802,606

  End of year                                           1,130,965       916,382

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS

for the years ended December 31, 1995 and 1994


BALANCED PORTFOLIO                                         1995          1994
Increase (decrease) in net assets from operations:

 Net investment income                                     80,232        73,263
 Net realized gain                                          6,532        52,796
 Net unrealized appreciation (depreciation)               537,745      (137,308)
                                                         _________     _________
  Net increase (decrease) in net assets
  resulting from operations                               624,509       (11,249)

Increase (decrease) in net assets from unitholder
 activity                                                 378,817      (356,923)
                                                         _________     _________

   Total increase (decrease) in net assets              1,003,326      (368,172)

Net assets, beginning of year                           2,486,166     2,854,338
                                                        __________    __________

Net assets, end of year                                 3,489,492     2,486,166


Undistributed net investment income included in net assets:

  Beginning of year                                       376,114       302,851

  End of year                                             456,346       376,114

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS

for the years ended December 31, 1995 and 1994


LONG-INTERMEDIATE FIXED INCOME PORTFOLIO                    1995          1994
Increase (decrease) in net assets from operations:

 Net investment income                                    236,014       232,697
 Net realized gain                                          6,981        55,793
 Net unrealized appreciation (depreciation)               452,522      (495,768)
                                                         _________     _________
  Net increase (decrease) in net assets
  resulting from operations                               695,517      (207,278)

Increase (decrease) in net assets from unitholder
 activity                                                 263,582   (1,185,195)
                                                         _________   ___________

   Total increase (decrease) in net assets                959,099    (1,392,473)

Net assets, beginning of year                           3,763,313     5,155,786
                                                        __________    __________

Net assets, end of year                                 4,722,412     3,763,313


Undistributed net investment income included in net assets:

  Beginning of year                                     1,234,748     1,002,051

  End of year                                           1,470,762     1,234,748

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS

for the years ended December 31, 1995 and 1994


SHORT-INTERMEDIATE FIXED INCOME PORTFOLIO                   1995          1994
Increase (decrease) in net assets from operations:

 Net investment income                                    288,392       325,371
 Net realized gain (loss)                                   1,808        (9,633)
 Net unrealized appreciation (depreciation)               339,459      (505,502)
                                                         _________     _________
  Net increase (decrease) in net assets
  resulting from operations                               629,659      (189,764)

Decrease in net assets from unitholder
 activity                                                (738,676)   (1,203,991)
                                                         _________   ___________

   Total decrease in net assets                          (109,017)   (1,393,755)

Net assets, beginning of year                           6,181,533     7,575,288
                                                        __________    __________

Net assets, end of year                                 6,072,516     6,181,533


Undistributed net investment income included in net assets:

  Beginning of year                                     1,245,130       919,759

  End of year                                           1,533,522     1,245,130

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

STATEMENT OF CHANGES IN NET ASSETS

for the years ended December 31, 1995 and 1994


MONEY MARKET PORTFOLIO                                      1995          1994
Increase (decrease) in net assets from operations:

 Net investment income                                    107,391        91,263
 Net realized gain (loss)                                  16,730       (12,117)
 Net unrealized appreciation                               11,965         1,106
                                                         _________     _________
  Net increase in net assets
  resulting from operations                               136,086        80,252

Increase (decrease) in net assets from unitholder
 activity                                                (285,965)      515,219
                                                         _________     _________

   Total increase (decrease) in net assets               (149,879)      595,471

Net assets, beginning of year                           2,715,644     2,120,173
                                                        __________    __________

Net assets, end of year                                 2,565,765     2,715,644


Undistributed net investment income included in net assets:

  Beginning of year                                     1,166,689     1,075,426

  End of year                                           1,274,080     1,166,689

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS


1.  Organization:

The Alameda-Contra Costa Medical Association Collective Investment Trust for Retirement Plans (the Trust) is a collective investment trust which was established under the laws of the State of California by the Alameda-Contra Costa Medical Association (the Associaton) to be managed by a supervisory comittee with Wells Fargo Bank, National Assocations (Wells Fargo), acting as the custodial trustee (the Custodial Trustee) under a Declaration of Trust dated February 9, 1990. The Association is also administrator of the Trust pursuant to an Administrative Services agreement between the Trust and the Association. The Trust is registered with the Securities and Exchange Commission as an open-end diversified management investment company. Units of beneficial interest in the Portfolios (the Units) are sold without a sales charge and are available only to Retirement Plans.

The Trust offers seven investment portfolios, each with a different investment objective, for the investment of funds held in retirement plans. The Prospectus for the Trust includes certain investment restrictions that cannot be changed for any portfolios without the approval of a majority of the outstanding units of that portfolio. These restrictions, amond other matters, limit the purchase of certain securities of a particular issuer to no more than 5% of the value of the total assets of that portfolio. For purposes of this restriction, cash equivalents (including commercial paper) with maturities of 90 days or less, are considered exempt.


2.  Summary of Significant Accounting Policies:

Security Valuation:

Investments for which market quotations are readily available are stated at market value, which is determined using the last reported closing price. Securities traded over-the-counter are stated at the last reported bid price or last current sales price, as applicable. United States government and agency obligations are valued at bid quotations from the Federal Reserve Bank for identical or similar obligations. Short-term money market instruments are calculated at bid quotations or by reference to bid quotations for similar instruments of issuers with similar credit ratings. Debt securities with remaining maturities of 60 days or less are stated at amortized cost which approximates market value.
PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

2.  Summary of Significant Accounting Policies:

Security Transactions and Related Investment Income:

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The cost of securities sold is computed on an average cost basis.

Distributions:

The Trust does not declare any pay dividends on its investment income. Income earned on assets in the portfolio is included in the total value of assets of that portfolio as are realized gains or losses from security transactions and unrealized appreciation or depreciation on securities held.

Fund Valuation:

The value of participating units, upon admission to or withdrawal from the Trust, is based upon the net asset value as of the current month end date. There are no transaction fees charged.

Taxation:

As a group trust organized for the collective investment of the assets of Retirement Plans, the Trust is exempt from income tax pursuant to Revenue Ruling 81-100 of the Internal Revenue
Service.


3.  Covered Call Options:

The Balanced Portfolio writes covered call options in which premiums received are recorded as a liability which is marked to market to reflect the current value of the options written. A covered call option gives the holder the right to purchase the underlying security which the Balanced Portfolio owns at any time during the option period at a predetermined exercise price. The risk in writing a covered call option is that the Balanced Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. Proceeds from covered call options exercised are increased by the amount of premiums received.
PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT
TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued
3.  Covered Call Options, continued             Number    Cost

Balance at beginning of the year                 2,000     3,697

Options exercised during the year:

Inter Bus Mach Call at 75, 01-21-95             (1,000)   (2,657)

Options expired during the year:

Sun Micro System Inc Call at 35, 01-21-95       (1,000)   (1,040)
                                                _______   _______

Balance at end of year                               0         0

4.  Investment Management and Administration:

Under the terms of the Declaration of Trust, the custodial trustee will maintain possession of the assets of the portfolios and perform certain other services. The custodial trustee will be paid a quarterly fee for these services as specified in the Declaration of Trust.

The Association will provide certain administrative and accounting services to the Trust in accordance with the terms of the Administrative Services Agreement. As compensation for its services, the Association is paid a quarterly fee at the annual rate of 45/100 of 1% of the aggregate fair market value of the assets of the combined portfolios determined as of the last business day of each calendar quarter, plus an additional $1,000 per month.

Portfolio management services will be provided by various investment managers who will receive management fees according to the terms of the related Investment Management Agreements.

5.  Brokerage Commissions Paid to Affiliated Brokers:

During the year ended December 31, 1995, the International Value Equity, Growth Equity, Value Equity and Balanced Portfolios paid $0, $1,051, $4,360 and $0 respectively, to Kidder Peabody for commissions, and paid $132, $9,194, $173,538 and $2,679, respectively to Paine Webber for commissions. A broker for Paine Webber, formerly Kidder Peabody, is a consultant for the Trust.

NOTES TO FINANCIAL STATEMENTS, continued

6.  Purchases and Sales of Investment Securities:

The aggregate cost of purchases and proceeds form sales of investments (excluding short-term and U.S. government securities for the year ended December 31, 1995, were as follows:

NOTE: International Value Equity inception date is November 30, 1995

                                                                               Long-         Short-
                         International  Growth     Value                   Intermediate   Intermediate   Money
                            Equity      Equity     Equity       Balanced   Fixed Income   Fixed Income   Market

Purchases                    483,215    1,340,920  19,228,097   448,924          0        149,205        0

Proceeds from sales                0    1,016,361  17,476,780   168,012    214,249        102,802        0


The aggregate cost of purchases and proceeds from sales of U.S. government securities for the year ended December 31,
1995 were as follows:

NOTE: International Value Equity inception date is November 1, 1995

                                                                               Long-         Short-
                         International  Growth     Value                   Intermediate   Intermediate   Money
                            Equity      Equity     Equity       Balanced   Fixed Income   Fixed Income   Market

Purchases                    0          0          0            200,000    1,011,372        978,656      2,300,125

Proceeds from sales          0          0          0              3,811      210,369      1,479,813      1,752,148

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS


NOTES TO FINANCIAL STATEMENTS, continued

7.  Unit Activity:

At December 31, 1995, there was an unlimited number of no par value units authorized for the portfolios of the Trust.
Transactions in Trust units for the year ended December 31, 1995, are as follows:

NOTE: International Value Equity inception date is November 30, 1995.
                                                                                                          Long-
                                                                                                       Intermediate
                     International Equity  Growth Equity       Value Equity           Balanced         Fixed Income
                     Units    Amount      Units    Amount    Units    Amount      Units    Amount    Units    Amount
Sales                     0         0       5,510    81,588    6,346     675,829   3,238    140,517   1,604     83,084
Transfers from
 other portfolios    79,824   798,343      42,756   622,375    1,780     181,391   9,653    411,863   11,597    612,389
Redemptions               0         0      (3,212)  (43,693)  (4,313)   (430,977)   (761)   (33,752)  (5,718)  (296,865)
Transfers to
 other portfolios         0         0     (18,990) (272,078) (10,912) (1,212,791) (3,225)  (139,811)  (2,484)  (135,026)
                     ______   _______     _______  ________  _______  __________   ______  ________   ______    _______
Net increase
 (decrease)          79,824   798,343      26,064   388,192   (7,099)   (786,548)  8,905    378,817    4,999    263,582

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS
NOTES TO FINANCIAL STATEMENTS, continued

7.  Unit Activity:, continued

At December 31, 1995, there was an unlimited number of no par value units authorized for the portfolios of the Trust.
Transactions in Trust units for the year ended December 31, 1995, are as follows:
                           Short-
                           Intermediate
                           Fixed Income         Money Market
                           Units     Amount     Units     Amount
Sales                        2,546     51,213       9,349    403,811
Transfers from
 other portfolios           10,634    220,234       4,992    215,759
Redemptions                (21,515)  (423,834)     (4,408)  (189,176)
Transfers to
 other portfolios          (29,061)  (586,289)    (16,627)  (716,359)
                           _______   ________     _______   ________

Net increase (decrease)    (37,396)  (738,676)     (6,694)  (285,965)

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

8.  Unit Activity:

At December 31, 1994, there was an unlimited number of no par value units authorized for the portfolios of the Trust.
Transactions in Trust units for the year ended December 31, 1994, are as follows:

NOTE: International Value Equity inception date is November 30, 1995
                                                                                                          Long-
                                                                                                       Intermediate
                     International Equity  Growth Equity      Value Equity        Balanced             Fixed Income
                     Units   Amount       Units    Amount    Units   Amount     Units   Amount       Units     Amount
Sales                    0       0          4,926    60,881   9,218    875,603     881    32,200        984      48,240
Transfers from
 other portfolios        0       0         28,101   339,079  15,234  1,486,530   2,931   109,980      3,947     190,378
Redemptions              0       0        (14,571) (178,462) (5,297)  (504,459) (6,087) (222,575)    (6,422)   (311,503)
Transfers to
 other portfolios        0       0        (58,242) (740,338) (3,765)  (352,423) (7,695) (276,528)   (22,098) (1,112,310)
                     _____   _____        _______  ________  ______  _________  ______  ________    _______  __________
Net increase
 (decrease)              0       0        (39,786) (518,840) 15,390  1,505,251  (9,970) (356,923)   (23,589) (1,185,195)

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

8.  Unit Activity:, continued

At December 31, 1994, there was an unlimited number of no par value units authorized for the portfolios of the Trust.
Transactions in Trust units for the year ended December 31, 1994, are as follows:

                           Short-
                           Intermediate
                           Fixed Income            Money Market
                           Units      Amount       Units     Amount
Sales                        5,632     106,935      10,311    425,635
Transfers from
 other portfolios            6,884     132,156      45,319  1,855,081
Redemptions                (37,218)   (706,088)    (21,011)  (870,886)
Transfers to
 other portfolios          (38,964)   (736,994)    (21,640)  (894,611)
                           _______  __________     _______   ________

Net increase (decrease)    (63,666) (1,203,991)     12,979    515,219

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

9.  Financial Highlights:

Financial highlights for each unit outstanding for the period November 30, 1995 (inception) through December 31, 1995, is as follows:


INTERNATIONAL EQUITY PORTFOLIO           1995

Net asset value, beginning of period     10.00

Net investment income                        0

Net realized and unrealized gain (loss)    .09
                                         _____

Total from investment operations           .09

Net asset value, end of period           10.09

Total Return                              0.90%


Ratios and Supplemental Data


Net assets at end of period (in000's)      805

Ratio of expenses to average net assets   0.11%

Ratio of net investment income to
 average net assets                       0.04%

Portfolio turnover rate                      0%

Average commission rate per share        0.0600

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

9.  Financial Highlights:

Financial highlights for each unit outstanding for the years ended December 31, 1995, 1994 and 1993, and the period
October 1, 1992 (inception) through December 31, 1992, are as follows:


GROWTH EQUITY PORTFOLIO                   1995      1994      1993      1992

Net asset value, beginning of year        12.12     13.01     11.74     10.00

Net investment gain (loss)                 (.07)     (.11)     (.07)     (.01)

Net realized and unrealized gain (loss)    2.22      (.78)     1.34      1.75
                                          _____     _____     _____     _____

Total from investment operations           2.15      (.89)     1.27      1.74

Net asset value, end of year              14.27     12.12     13.01     11.74

Total Return                              17.74%    (6.84)%   10.82%    69.60% <F1>


Ratios and Supplemental Data


Net assets at end of year (in 000's)      3,361     2,539     3,242     1,660

Ratio of expenses to average net assets    1.67%     1.86%     1.79%      .41%

Ratio of net investment income to
 average net assets                        (.68)%    (.72)%    (.68)%    (.07)%

Portfolio turnover rate                   33.63%    52.49%    38.58%    12.95%

Average commission rate per share         0.1339

<F1>
annualized

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

9.  Financial Highlights:

Financial highlights for each unit outstanding for the years ended December 31, 1995, 1994, 1993, 1992 and 1991 are as follows:


VALUE EQUITY PORTFOLIO                   1995      1994      1993      1992      1991

Net asset value, beginning of year        94.93     95.88     83.11     73.63     60.74

Net investment income                      1.48       .21       .78      1.54      1.64

Net realized and unrealized gain (loss)   22.79     (1.16)    11.99      7.94     11.25
                                          _____    ______     _____     _____     _____

Total from investment operations          24.27      (.95)    12.77      9.48     12.89

Net asset value, end of year             119.20     94.93     95.88     83.11     73.63

Total Return                              25.57%     (.99)%   15.37%    12.88%    21.22%


Ratios and Supplemental Data


Net assets at end of year (in 000's)     20,280    16,825    15,518    12,622    11,761

Ratio of expenses to average net assets    1.82%     1.99%     1.99%     2.01%     2.16%

Ratio of net investment income to
 average net assets                        1.15%      .70%     1.18%     1.75%     2.39%

Portfolio turnover rate                  103.58%   116.01%    65.85%    85.40%    75.67%

Average commission rate per share         0.1486

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

9.  Financial Highlights:

Financial highlights for each unit outstanding for the years ended December 31, 1995, 1994, 1993, 1992 and 1991 are as follows:


BALANCED PORTFOLIO                       1995      1994      1993      1992      1991

Net asset value, beginning of year        37.05     37.04     34.19     32.48     27.43

Net investment income                       .40      1.67      1.55       .65       .76

Net realized and unrealized gain (loss)    8.46     (1.66)     1.30      1.06      4.29
                                          _____    ______     _____     _____     _____

Total from investment operations           8.86       .01      2.85      1.71      5.05

Net asset value, end of year              45.91     37.05     37.04     34.19     32.48

Total Return                              23.91%      .03%     8.34%     5.26%    18.41%


Ratios and Supplemental Data


Net assets at end of year (in 000's)      3,489     2,486     2,854     3,223     2,593

Ratio of expenses to average net assets    1.47%     1.63%     1.63%     1.64%     1.78%

Ratio of net investment income to
 average net assets                        2.68%     3.09%     2.57%     2.59%     3.37%

Portfolio turnover rate                    6.30%     5.18%     4.75%    17.78%    13.61%

Average commission rate per share         0.1872

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

9.  Financial Highlights:

Financial highlights for each unit outstanding for the years ended December 31, 1995, 1994, 1993, 1992 and 1991 are as follows:


LONG-INTERMEDIATE FIXED INCOME PORTFOLIO 1995      1994      1993      1992      1991

Net asset value, beginning of year        48.23     50.73     46.46     43.67     38.04

Net investment income                      1.89      5.96      2.94      3.03      2.36

Net realized and unrealized gain (loss)    6.76     (8.46)     1.33      (.24)     3.27
                                          _____    ______     _____     _____     _____

Total from investment operations           8.65     (2.50)     4.27      2.79      5.63

Net asset value, end of year              56.88     48.23     50.73     46.46     43.67

Total Return                              17.93%    (4.93)%    9.19%     6.39%    14.80%


Ratios and Supplemental Data


Net assets at end of year (in 000's)      4,722     3,763     5,156     4,908     4,843

Ratio of expenses to average net assets    1.35%     1.49%     1.49%     1.52%     1.70%

Ratio of net investment income to
 average net assets                        5.53%     5.64%     5.44%     6.11%     6.49%

Portfolio turnover rate                    5.95%        0%    10.68%     9.79%    20.60%

Average commission rate                   14.86%

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

9.  Financial Highlights:

Financial highlights for each unit outstanding for the years ended December 31, 1995, 1994, 1993, 1992 and 1991 are as follows:


SHORT-INTERMEDIATE FIXED INCOME PORTFOLIO 1995      1994      1993      1992      1991

Net asset value, beginning of year         18.85     19.35     18.19     17.15     15.37

Net investment income                       1.48      1.45       .78       .01       .85

Net realized and unrealized gain (loss)      .57     (1.95)      .38      1.03       .93
                                           _____    ______     _____     _____     _____

Total from investment operations            2.05      (.50)     1.16      1.04      1.78

Net asset value, end of year               20.90     18.85     19.35     18.19     17.15

Total Return                               10.88%    (2.58)%    6.38%     6.06%    11.58%


Ratios and Supplemental Data


Net assets at end of year (in 000's)       6,073     6,182     7,575     6,747     3,336

Ratio of expenses to average net assets     1.37%     1.51%     1.47%     1.47%     1.68%

Ratio of net investment income to
 average net assets                         4.76%     4.78%     4.75%     5.16%     6.04%

Portfolio turnover rate                    19.21%        0%    25.60%     6.69%    41.22%

PAGE

ALAMEDA-CONTRA COSTA MEDICAL ASSOCIATION COLLECTIVE INVESTMENT TRUST FOR RETIREMENT PLANS

NOTES TO FINANCIAL STATEMENTS, continued

9.  Financial Highlights:

Financial highlights for each unit outstanding for the years ended December 31, 1995, 1994, 1993, 1992 and 1991 are as follows:


MONEY MARKET PORTFOLIO                    1995      1994         1993      1992      1991

Net asset value, beginning of year         41.80     40.78       39.94     38.66     36.77

Net investment income                       3.91      1.15  <F1>  9.38      7.29      2.74

Net realized and unrealized gain (loss)    (1.68)    ( .13) <F1> (8.54)    (6.01)     (.85)
                                           _____    ______       _____     _____     _____

Total from investment operations            2.23      1.02         .84      1.28      1.89

Net asset value, end of year               44.03     41.80       40.78     39.94     38.66

Total Return                                5.33%     2.50%       2.10%     3.31%     5.14%


Ratios and Supplemental Data


Net assets at end of year (in 000's)       2,566     2,716       2,120     3,481     7,415

Ratio of expenses to average net assets     1.38%     1.50%       1.59%     1.55%     1.76%

Ratio of net investment income to
 average net assets                         4.11%     2.87%       3.60%     4.33%     5.10%

<F1>
Per share amounts have been calculated using the average shares outstanding during the period.

MANAGEMENT'S DISCUSSION OF PORTFOLIO PERFORMANCE

The Growth Equity Portfolio

The Burridge Group is the Investment Manager of the Growth Equity
Portfolio. Christopher Fleming is the individual charged with day-to-day management.

Mr. Fleming has been managing the Growth Equity Portfolio since 1994. Mr. Fleming has fourteen years of experience as a security analyst and portfolio manager. With generalist analyst experience, Mr. Fleming has a depth of knowledge and experience in the capital goods, finance, consumer non-durable, insurance, recreation and energy industries. Immediately prior to joining The Burridge Group, Inc., Mr. Fleming spent five years as co-manager of the Institutional Equities Group of Harris Associated, L.P., in Chicago. Mr. Fleming conducted research and shared responsibility for the management of $800 million in institutional equity portfolios. Mr. Fleming also spent three years at Oppenheimer Capital, L.P., New York, as a member of the Investment Committee and Equity Research Committee with portfolio management responsibility for institutional and high net worth accounts. He started his career at the United Bank of Denver, where he was an analyst and portfolio manager. Mr. Fleming's education includes: a Juris Doctorate; a Master's degree in Business Administration; and a Bachelor's degree in Finance from the University of Denver. He also received a Master's degree of Science from the London School of Economics and is a Chartered Financial Analyst.

The line graph below compares the performance of the Growth
Equity Portfolio with the S&P 500 Index since the portfolio's inception. The chart assumes a $10,000 investment in the portfolio and charts that performance over each year since inception. Unlike the Growth Equity Portfolio, the S&P 500 Index is unmanaged and does not incur any operating expenses. If such expenses had been applied to the index, its performance would have been lower than as reflected in the graph.

NOTE:  Past performance is not predictive of future performance.
Date            S&P 500 Index     Growth Equity Portfolio
9/31/92         10,000            10,000
12/31/92        10,510            11,741
12/31/93        11,560            13,007
12/31/94        11,711            12,057
12/31/95        16,095            14,195

The annualized total returns for the Growth Equity Portfolio are shown below:
Period              Return
One Year            17.74%
Three Years          6.71%
Since inception     11.52%

The Growth Equity Portfolio has a substantial commitment to small capitalization and mid-capitalization stocks. Small capitalization and mid-capitalization stocks underperformed the larger indices such as the Dow Industrials and the S&P 500 in 1994 and 1995.

For the year 1995 , the S&P 500 returned 37.7% versus 30.8% and 28.4% for the S&P MidCap and the Russell 2000 respectively. The Burridge Group, Inc. accounts underperformed the S&P 500 and the S&P MidCap for the year. Underperformance for the year (almost all in the fourth quarter) was due to a few different factors. While many investors sensed a slowing economy, the stocks of companies that produced short term earnings disappointments, or indicated a potential short term miscue, came under selling pressure without regard to their long term operating fundamentals. In 1995, The Burridge Group portfolio held the stock of 12 companies that produced short term earnings disappointments or made announcements to that effect. It is the firm belief of The Burridge Group that those 12 companies had above average long term operating fundamentals and represent superior investment opportunities, therefore The Burridge Group continued to hold them in the portfolios. The remaining stocks in client portfolios have produced an average return of over 40% for the year.


The Value Equity Portfolio

The Investment Manager of the Value Equity Portfolio is Towneley Capital Management, Inc. Wesley G. McCain, Towneley Capital Management's chairman, directs the investment of the Value Equity Portfolio in collaboration with a staff of 25 professional and administrative personnel. Dr. McCain, who holds a doctoral degree from Stanford University and Master's degree from Columbia and Stanford, was formerly on the faculty of the Graduate School of Business of Columbia University. He is also a Chartered Financial Analyst. Dr. McCain founded Towneley Capital Management in 1971 and has managed the Value Equity Portfolio since July of 1990.

Kathy A. O'Connor, Vice President and Portfolio Manager, has been working closely with Dr. McCain in managing the portfolio. Ms. O'Connor, who has been an analyst and portfolio manager with Towneley Capital Management, Inc. since 1987, holds an Master's degree in Business Administration from Babson College, a Bachelor's degree in Business from the University of Massachusetts, and is a Chartered Financial Analyst.

The line graph below compares the performance of the Value Equity
Portfolio with the S&P 500 Index since the portfolio's inception.
The chart assumes a $10,000 investment in the portfolio and charts that performance over each year since inception. Unlike the Value Equity Portfolio, the S&P 500 Index is unmanaged and does not incur any operating expenses. If such expenses had been applied to the index, its performance would have been lower than as reflected in the graph.

NOTE:  Past performance is not predictive of future performance.
Date           S&P 500 Index       Value Equity Portfolio
7/31/90        10,000              10,000
12/31/90        9,424               9,618
12/31/91       12,303              11,660
12/31/92       13,246              13,162
12/31/93       14,570              15,183
12/31/94       14,760              15,032
12/31/95       20,285              18,875

The annualized total returns for the Value Equity Portfolio are shown below:
Period              Return

One Year            25.57%
Five Years          14.44%
Since inception     12.44%

Towneley Capital Management pursued its strategy of selecting individual stocks based on their rank in the firm's quantitative comparative valuation model. In this process, exposure to industry sectors is a result of purchases and sales of positions in specific companies rather than a planned approach driven by economic forecast. Nevertheless, some degree of industry concentration may occur. In 1995, the market, as measured by most equity market indexes, had strong returns. The equity market strength was due, in large part, to extreme performance in a few sectors, notably technology and finance. As value equity managers, rebalancing into undervalued securities takes place when market momentum creates extreme valuations in other sectors. The Value Equity Portfolio continued to have a significant weight in the utility and finance sectors which continued to benefit from the decline in interest rates. During the year, weighting in the utility and finance sectors were reduced. The weight in the technology sector was also reduced as the market created extreme valuations. While this rebalancing process may result in missing short term momentum in certain issues or sectors, it is the belief that forgoing short term momentum for more stable long term performance is in the best interest of all Value Equity clients.

The Balanced Portfolio

The Investment Manager of the Balanced Portfolio is Guardian Investment Management. The individuals charged with the responsibility of managing the portfolio are Robert M. Tomasello and Donald L. Hansen, who are partners of the firm. Both partners were Investment Managers from the Bank of America prior to forming the firm in 1976. Mr. Tomasello holds a Bachelor's degree in Finance from the University of San Francisco and an Master's degree in Business Administration from Golden Gate University. Mr. Hansen has his bachelor's degree from the University of Iowa and attended the Harvard Management Workshop.

Mr. Tomasello is primarily involved with equity selection of the portfolio while Mr. Hansen is involved with the fixed income selections. Both partners share equal responsibility for sector weightings and place emphasis in this analysis when deciding equity and fixed income decisions.

The line graph below compares the performance of the Balanced
Portfolio with the S&P 500 Index and the Merrill Lynch 3-5 Year
Treasuries Index since the portfolio's inception. The chart assumes a $10,000 investment in the portfolio and charts that performance over each year since inception. Unlike the Balanced
Portfolio, the S&P 500 Index and the Merrill Lynch 3-5 Year
Treasuries Index are unmanaged and do not incur any operating expenses. If such expenses had been applied to the indices, their performance would have been lower than as reflected in the graph.

NOTE:  Past performance is not predictive of future performance.
Date         Merrill Lynch 3-5 Year    S&P 500    Balanced
             Treasury Index            Index      Portfolio
7/31/90      10,000                    10,000     10,000
12/31/90     10,516                     9,424      9,468
12/31/91     12,110                    12,303     11,211
12/31/92     13,006                    13,246     11,803
12/31/93     14,178                    14,570     12,785
12/31/94     13,790                    14,760     12,790
12/31/95     16,013                    20,285     15,848

The annualized total returns for the Balanced Portfolio are shown below:
Period             Return
One Year           23.91%
Five Years         10.85%
Since inception     8.91%

The objective of the Balanced Portfolio is to be invested in a weighting of a maximum of 60% to 65% in equities and 35% to 40% in fixed income investments. Cash instruments are included in the fixed income allocation. However, maximum cash reserves are to be 10% at any one time of the fixed portion of the portfolio.

Because of strict parameters for the Balanced Portfolio, the Investment Manager attempts to achieve the highest rate of return for the least amount of risk. The equity portion of the portfolio is well diversified in every sector of the S&P 500 Index. Guardian's approach to outperforming the S&P 500 Index is centered on over-weighting sectors of the market that have higher earnings growth potential or equities that represent significant value given their current market valuation. The fixed income strategy is to own bonds that have maturities less than ten years with ratings of A or better by the major services.

The 1995 performance compared equally to the indices because of large weightings in financial and technology sectors and less in cyclical stocks. The drop in long term interest rates provided strength to the fixed income portion of the portfolio where positions had high coupons and were of good quality. Since the market was up almost the entire year, portfolio turnover was very light compared to prior years which helped overall performance.


The Long-Intermediate Fixed Income Portfolio

The Investment Manager of the Long-Intermediate Fixed Income Portfolio is Scudder, Stevens & Clark, Inc. Dixie J. Ruud has been charged with the day-to-day management of the portfolio since July of 1990. Ms. Ruud is a principal of Scudder, Stevens & Clark, Inc. and has been associated with the firm since March of 1976. Prior to that time, she was with American Express Investment Management Company in charge of fixed income securities.

The line graph below compares the performance of the Long-
Intermediate Fixed Income Portfolio with the Lehman Aggregate
Index since the portfolio's inception. <F1> The chart assumes a $10,000 investment in the portfolio and charts that performance over each year since inception. Unlike the Long-Intermediate
Fixed Income Portfolio, the Lehman Aggregate Index is unmanaged and does not incur any operating expenses. If such expenses had been applied to the index, its performance would have been lower than as reflected in the graph.

NOTE:  Past performance is not predictive of future performance.

              Lehman Aggregate        Long-Intermediate
Date          Bond Index              Fixed Income Portfolio
7/31/90       10,000                  10,000
12/31/90      10,455                  10,450
12/31/91      12,128                  11,996
12/31/92      13,025                  12,763
12/31/93      14,295                  13,936
12/31/94      13,878                  13,249
12/31/95      16,440                  15,625

The annualized total returns for the Long-Intermediate Fixed
Income Portfolio are shown below:
Period             Return
One Year           17.93%
Five Years          8.38%
Since inception     8.57%

The portfolio's guidelines stipulate that all securities must be rated A or better, the maximum allowable investment per issuer (other than Government-related issues) is 5%, the weighted average maturity must be between 7 and 12 years, and collateralized mortgage obligations are limited to 15% of the total portfolio. The longer maturity makes the fund more responsive to changes in interest rates than the Short-Intermediate Fixed Income Portfolio, as is evidenced by the difference in returns between the two portfolios in 1995.

During 1995, there was a dramatic decrease in both short and long term interest rates as the 30-year U. S. Treasury level dropped from 7.90% to near 6.00% at year's end. Total returns across all maturities were positive for the year, but were greatest in securities 10 years and longer.

The Long-Intermediate Fixed Income Portfolio began the year with a maturity of 9 years versus 8.8 years for the Lehman Aggregate Index and ended the year with an average maturity near 9.5 years. The Index ended the year at 8.5 years. To accommodate potential cash flows, short term securities comprised nearly 10% of the portfolio.

Throughout the year the diversification of the portfolio into various sectors was largely maintained. However, as the year progressed, mortgage-related securities became more attractive relative to other available securities with their quality and yield and the mortgage position was increased to 35%. U. S. Treasuries were maintained near 42% of the portfolio throughout the year.

The decline in interest rates in 1995 resulted in the current yield dropping from 7.5% to 6.65% at year's end. The average quality of the portfolio was AAA throughout.

The Short-Intermediate Fixed Income Portfolio

The Investment Manager of the Short-Intermediate Fixed Income Portfolio is Scudder, Stevens & Clark, Inc. Dixie J. Ruud has been charged with the day-to-day management of the portfolio since July of 1990. Ms. Ruud is a principal of Scudder, Stevens & Clark, Inc. and has been associated with the firm since March of 1976. Prior to that time, she was with American Express Investment management Company in charge of fixed income securities.

The line graph below compares the performance of the Short-
Intermediate Fixed Income Portfolio with the Merrill Lynch 1-5
Year Government/Corporate Bond Index since the portfolio's inception. <F1> The chart assumes a $10,000 investment in the portfolio and charts that performance over each year since inception. Unlike the Short-Intermediate Fixed Income Portfolio, the Merrill Lynch 1-5 Year Government/Corporate Bond Index is unmanaged and does not incur any operating expenses. If such expenses had been applied to the index, its performance would have been lower than as reflected in the graph.

NOTE:  Past performance is not predictive of future performance.

                  Merrill Lynch 1-5 Year      Short-Intermediate
                  Government/Corporate        Fixed Income
Date              Bond Index                  Portfolio
7/31/90           10,000                      10,000
12/31/90          10,460                      10,382
12/31/91          11,823                      11,582
12/31/92          12,632                      12,284
12/31/93          13,525                      13,068
12/31/94          13,447                      12,733
12/31/95          15,181                      14,119

The annualized total returns for the Short-Intermediate Fixed
Income Portfolio are shown below:
Period               Return
One Year             10.88%
Five Years            6.34%
Since inception       6.57%

The investment objective for the Short-Intermediate Fixed Income Portfolio is current income. The Portfolio operates under the same guidelines as the Long-Intermediate Fixed Income Portfolio, except the allowable weighted average maturity is between 2 and 5 years. The shorter maturity results in less volatility over extended time periods than can be experienced in the Long-Intermediate Fixed Income Portfolio.

The average maturity of the portfolio was maintained near 2.5 years for 1995. Cash reserves were kept at a low level (3.3% at December 31, 1995) and withdrawals by participants were funded primarily through sales of shorter term U. S. Treasury securities. Due to the relative attractiveness of U. S. Treasuries, their percentage in the portfolio remained high at 72%. Mortgage related securities were increased to 10% of the portfolio. Reflecting lower rates at year end, the current yield of the portfolio stood at 6.00%. The quality remained AAA throughout the year.